Average Annual Total Returns - Class ADV I S S2 Shares - Voya Russell Mid Cap Index Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV Russell Midcap® Index 1 Yr		Class ADV Russell Midcap® Index 5 Yrs		Class ADV Russell Midcap® Index 10 Yrs		Class ADV Russell Midcap® Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell Midcap® Index 1 Yr		Class I Russell Midcap® Index 5 Yrs		Class I Russell Midcap® Index 10 Yrs		Class I Russell Midcap® Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Russell Midcap® Index 1 Yr		Class S Russell Midcap® Index 5 Yrs		Class S Russell Midcap® Index 10 Yrs		Class S Russell Midcap® Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 Russell Midcap® Index 1 Yr		Class S2 Russell Midcap® Index 5 Yrs		Class S2 Russell Midcap® Index 10 Yrs		Class S2 Russell Midcap® Index Since Inception
Total	16.01%	12.38%	11.44%		Mar. 10, 2008	17.10%	[1]	13.40%	[1]	12.41%	[1]	[1]	16.67%	12.96%	12.00%		Mar. 10, 2008	17.10%	[1]	13.40%	[1]	12.41%	[1]	[1]	16.32%	12.68%	11.72%		Mar. 10, 2008	17.10%	[1]	13.40%	[1]	12.41%	[1]	[1]	16.11%	12.50%	11.55%		Feb. 27, 2009	17.10%	[1]	13.40%	[1]	12.41%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.